Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2026 $ / shares	Jul. 31, 2025 $ / shares	Jul. 31, 2026 $ / shares	Jul. 31, 2025 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	504,658	801,354	779,734	819,125
Outstanding, beginning of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9
Granted	0	0	0	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Exercised	(223,382)	0	(473,544)	(6,775)
Exercised, weighted average exercise price (in CAD per share)	$ 15.9	$ 0	$ 15.9	$ 15.9
Forfeited/cancelled	0	(29,415)	(24,914)	(40,411)
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 0	$ 15.9	$ 15.9	$ 15.9
Expired	0	0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Outstanding, end of period	281,276	771,939	281,276	771,939
Outstanding, end of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9